UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-04873
                                                    ----------

                             The Gabelli Growth Fund
          -------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                            Rye, New York 10580-1422
          -------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1422
          -------------------------------------------------------------
                     (Name and address of agent for service)

       registrant's telephone number, including area code: 1-800-422-3554
                                                          ---------------

                      Date of fiscal year end: December 31
                                              ------------

                   Date of reporting period: December 31, 2004
                                            ------------------



Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

                                                 [GRAPHIC OMITTED]

                    THE
                    GABELLI
                    GROWTH
                    FUND



                                                      ANNUAL REPORT
                                                  DECEMBER 31, 2004

                             THE GABELLI GROWTH FUND

                                  ANNUAL REPORT
                                DECEMBER 31, 2004



TO OUR SHAREHOLDERS,

      The Sarbanes-Oxley Act requires a Fund's principal executive and financial officers to certify the entire contents of the semi-annual and annual shareholder reports in a filing with the Securities and Exchange Commission on Form N-CSR. This certification would cover the portfolio manager's commentary and subjective opinions if they are attached to or a part of the financial statements. Many of these comments and opinions would be difficult or impossible to certify.

      Because we do not want our portfolio managers to eliminate their opinions and/or restrict their commentary to historical facts, we have separated their commentary from the financial statements and investment portfolio and have sent it to you separately. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com/funds.

      Enclosed are the audited financial statements and the investment portfolio as of December 31, 2004 with a description of factors that affected the performance during the past year.

PERFORMANCE DISCUSSION

      Although clearly not as rewarding as last year's (2003) 31.4% return, the Gabelli Growth Fund's 4.7% advance in 2004 equates to a cumulative 2-year rise of 37.5%. Moreover, the Fund's 2004 closing NAV of $26.12 represents an increase of 55.9% over the bear market low NAV of $16.75 on October 9, 2002. This compares to an increase of 49.1% for the Russell 1000 Growth Index and 62.3% for the Standard and Poor's 500 Index (with dividends reinvested).

      Stocks marked time for most of the year as investors focused on higher than expected oil prices, a series of Fed rate hikes, a falling dollar, problems in Iraq and a too close to call Presidential race. The stock market came to life in late October as oil prices began to fall. The rally gained momentum with the Bush victory in early November and indications of an improving jobs market. Good earnings news and a flurry of deals in December kept the rally intact, allowing the market and the Fund to post positive returns for the year.

      Specifically, helping the Fund's performance were investments in energy, software, retailing, aerospace and media. Winners held for the full year included energy stocks Occidental Petroleum (+38%), Apache (+27%), Murphy Oil (+23%) and Schlumberger (+22%). Top software holdings were Symantec (+49%), Electronic Arts (+29%) and Adobe Systems (+40% since 2004 purchase). Retailing winners were Starbucks (+88%), eBay (+81%), Coach (+49%), Whole Foods Markets (+42%), Target (+35%), Costco (+15% since 2004 purchase), Harley Davidson (+28%) and The Home Depot (+20%). Our defense plays, L-3 Communications (+43%) and General Dynamics (+16%) did well, as did Yahoo (+40% since 2004 purchase) and McGraw Hill (+31%) among our media investments. Investments we made in the transportation industry during 2004 all paid off with C.H. Robinson advancing 31% (from purchase price), Expeditors International rising 20% and UPS climbing 20%. Other notable gainers for the year were Qualcomm (+57%), UnitedHealth Group Inc. (+51%), Dell Computer (+24%), Johnson & Johnson (+23%) and American Express (+17%).

            COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN
                 THE GABELLI GROWTH FUND AND THE S&P 500 INDEX

[GRAPHIC OMITTED]
PLOT POINTS FOLLOW:

         Gabelli Growth Fund Class AAA      S&P 500 Index
                      10000                       10000
12/31/87               9510                        8437
12/31/88              13234                        9834
12/31/89              18542                       12945
12/31/90              18173                       12542
12/31/91              24410                       16355
12/31/92              25506                       17600
12/31/93              28378                       19370
12/31/94              27414                       19624
12/31/95              36383                       26989
12/31/96              43449                       33183
12/31/97              61971                       44249
12/31/98              80426                       56904
12/31/99             117623                       68871
12/31/00             105191                       62604
12/31/01              79840                       55166
12/31/02              52862                       42980
12/31/03              69450                       55303
12/31/04              72679                       61314

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. The performance tables and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

COMPARATIVE RESULTS
--------------------------------------------------------------------------------------------------------------------
                                 AVERAGE ANNUAL RETURNS THROUGH DECEMBER 31, 2004 (a)
                                                                                                             Since
                                                                                                           Inception
                                              Quarter     1 Year       3 Year        5 Year      10 Year   (4/10/87)
                                              -------     ------       ------        ------      -------   ---------
  GABELLI GROWTH FUND CLASS AAA ............  8.74%       4.69%       (3.07)%       (9.17)%      10.25%     11.83%

  S&P 500 Index ............................  9.23       10.87         3.58         (2.30)       12.07      10.92
  Russell 1000 Growth Index ................  9.17        6.30        (0.18)        (9.29)        9.59        N/A*

  Class A ..................................  8.78        4.73        (3.06)        (9.15)       10.23      11.82
                                              2.51(b)    (1.28)(b)    (4.95)(b)    (10.22)(b)     9.58(b)   11.45(b)
  Class B ..................................  8.54        3.93        (3.30)        (9.30)       10.17      11.79
                                              3.54(c)    (1.07)(c)    (4.28)(c)     (9.67)(c)    10.17(c)   11.79(c)
  Class C ..................................  8.58        3.93        (3.30)        (9.30)       10.17      11.79
                                              7.58(c)     2.93(c)     (3.30)(c)     (9.30)(c)    10.17(c)   11.79(c)

(a) RETURNS REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS.  TOTAL RETURNS AND AVERAGE ANNUAL RETURNS
    REFLECT CHANGES IN SHARE PRICES AND REINVESTMENT OF DIVIDENDS AND ARE NET OF EXPENSES. INVESTMENT RETURNS AND THE
    PRINCIPAL VALUE OF AN INVESTMENT WILL  FLUCTUATE.  WHEN SHARES ARE REDEEMED,  THEY MAY BE WORTH MORE OR LESS THAN
    THEIR ORIGINAL COST.  PERFORMANCE RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.  CURRENT PERFORMANCE
    MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA PRESENTED.  VISIT WWW.GABELLI.COM FOR PERFORMANCE INFORMATION AS
    OF THE MOST RECENT MONTH END. INVESTORS SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS AND CHARGES AND EXPENSES
    OF THE FUND CAREFULLY BEFORE INVESTING. THE PROSPECTUS CONTAINS MORE INFORMATION ABOUT THIS AND OTHER MATTERS AND
    SHOULD BE READ  CAREFULLY  BEFORE  INVESTING.  THE  CLASS  AAA  SHARES'  NET  ASSET  VALUE ARE USED TO  CALCULATE
    PERFORMANCE  FOR THE  PERIODS  PRIOR TO THE  ISSUANCE  OF CLASS A  SHARES,  CLASS B SHARES  AND CLASS C SHARES ON
    DECEMBER 31, 2003. THE ACTUAL  PERFORMANCE FOR THE CLASS B SHARES AND CLASS C SHARES WOULD HAVE BEEN LOWER DUE TO
    THE ADDITIONAL  EXPENSES  ASSOCIATED WITH THESE CLASSES OF SHARES.  THE S&P 500 INDEX AND THE RUSSELL 1000 GROWTH
    INDEX ARE UNMANAGED INDICATORS OF STOCK MARKET PERFORMANCE. DIVIDENDS ARE REINVESTED.
(b) INCLUDES THE EFFECT OF THE MAXIMUM 5.75% SALES CHARGE AT THE BEGINNING OF THE PERIOD.
(c) INCLUDES THE EFFECT OF THE APPLICABLE CONTINGENT DEFERRED SALES CHARGE AT THE END OF THE PERIOD SHOWN FOR CLASS B
    AND CLASS C SHARES, RESPECTIVELY. CLASS B SHARES ARE NOT AVAILABLE FOR NEW PURCHASES.
*   THERE IS NO DATA AVAILABLE FOR THE RUSSELL 1000 GROWTH INDEX PRIOR TO AUGUST 31, 1992.
--------------------------------------------------------------------------------------------------------------------

                                        2

      Detracting from yearly results were a number of pharmaceutical and financial service issues. However, underperforming technology stocks hurt us the most. The technology decliners were Intel (-27%), Applied Materials (-24%), Xilinx (-23%), Veritas (-23%), KLA-Tencor (-20%), Microchip Technology (-20%), Cisco Systems (-20%), Analog Devices (-19%), Texas Instruments (-16%), Linear Technology (-8%), Taiwan Semiconductor (-5%) and Microsoft (-2%). Among pharmaceutical stocks, we suffered with Pfizer (-24%) and Eli Lilly (-19%). Several financial service holdings were uninspiring, such as State Street (-6%), AIG (-1%), Citigroup (-1%), Schwab (+1%) and Merrill Lynch (+2%). Other holdings that hurt performance included Tiffany (-29%), Viacom (-18%), Bed Bath and Beyond (-8%) and 3M (-4%).

                                 Sincerely yours,

                                 /s/ Bruce N. Alpert
                                 Bruce N. Alpert
                                 President
February 23, 2005


SUMMARY OF PORTFOLIO HOLDINGS (UNAUDITED)

Under SEC rules, all funds are required to include in their annual and semi-annual shareholder reports a presentation of portfolio holdings in a table, chart or graph by reasonably identifiable categories. The following table which presents portfolio holdings as a percent of total net assets is provided in compliance with such requirement.

GABELLI GROWTH FUND


Industrial ........................................  13.5%
Consumer Staples ..................................  11.0%
Health Care Equipment & Services ..................  11.0%
Retail ............................................  10.5%
Financial .........................................  10.0%
Pharmaceuticals & Biotechnology ...................   8.1%
Media .............................................   7.3%
Energy ............................................   7.1%
Software and Services .............................   6.7%
Semiconductors ....................................   6.6%
Communications Equipment ..........................   2.1%
Computers & Peripheral ............................   2.1%
Materials .........................................   1.8%
Auto & Components .................................   0.9%
Wireless Communications ...........................   0.7%
U.S. Government Obligations .......................   0.3%
Telecommunications ................................   0.2%
Other Assets and Liabilities - Net ................   0.1%
                                                    ------
                                                    100.0%
                                                    ======

THE FUND FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q, THE FIRST OF WHICH WAS FILED FOR THE QUARTER ENDED SEPTEMBER 30, 2004. SHAREHOLDERS MAY OBTAIN THIS INFORMATION AT WWW.GABELLI.COM OR BY CALLING THE FUND AT 800-GABELLI
(800-422-3554). THE FUND'S FORM N-Q IS AVAILABLE ON THE SEC'S WEBSITE AT WWW.SEC.GOV AND MAY ALSO BE REVIEWED AND COPIED AT THE COMMISSION'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING 1-800-SEC-0330.

PROXY VOTING

The Fund files Form N-PX with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. A description of the Fund's proxy voting policies and procedures are available (i) without charge, upon request, by calling 800-GABELLI (800-422-3554); (ii) by writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; and (iii) by visiting the Securities and Exchange Commission's website at www.sec.gov.

THE GABELLI GROWTH FUND
DISCLOSURE OF FUND EXPENSES (UNAUDITED)
For the Six Month Period from July 1, 2004 through December 31, 2004
                                                                   EXPENSE TABLE
================================================================================
We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund's gross income, directly reduce the investment return of a fund. When a fund's expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund's costs in two ways:

ACTUAL FUND RETURN: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The "Ending Account Value" shown is derived from the Fund's ACTUAL return during the past six months, and the "Expenses Paid During Period" shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading "Expenses Paid During Period" to estimate the expenses you paid during this period.

HYPOTHETICAL 5% RETURN: This section provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case -- because the hypothetical return used is NOT the Fund's actual return -- the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The "Annualized Expense Ratio" represents the actual expenses for the last six months and may be different from the expense ratio in the Financial Highlights which is for the year ended December 31, 2004.

                            Beginning         Ending     Annualized    Expenses
                          Account Value   Account Value    Expense   Paid During
                             7/1/04         12/31/04        Ratio      Period*
--------------------------------------------------------------------------------
GABELLI GROWTH FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class AAA                  $1,000.00        $1,048.60       1.59%      $ 8.19
Class A                    $1,000.00        $1,049.00       1.59%      $ 8.19
Class B                    $1,000.00        $1,044.70       2.34%      $12.03
Class C                    $1,000.00        $1,045.10       2.34%      $12.03

HYPOTHETICAL 5% RETURN
Class AAA                  $1,000.00        $1,017.14       1.59%      $ 8.06
Class A                    $1,000.00        $1,017.14       1.59%      $ 8.06
Class B                    $1,000.00        $1,013.37       2.34%      $11.84
Class C                    $1,000.00        $1,013.37       2.34%      $11.84

* Expenses are equal to the Fund's annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366.

THE GABELLI GROWTH FUND
SCHEDULE OF INVESTMENTS -- DECEMBER 31, 2004
================================================================================
                                                                     MARKET
  SHARES                                               COST          VALUE
  ------                                               ----          ------
           COMMON STOCKS -- 99.6%
           CONSUMER DISCRETIONARY -- 18.7%
           AUTO & COMPONENTS -- 0.9%
   220,000 Harley-Davidson Inc. ...............  $    9,748,769  $   13,365,000
                                                 --------------  --------------
           MEDIA -- 7.3%
   753,823 DIRECTV Group Inc.+ ................      21,988,808      12,618,997
   192,500 McGraw-Hill Companies Inc. .........       9,241,631      17,621,450
   600,000 News Corp., Cl. B ..................      11,359,896      11,520,000
 2,460,000 Time Warner Inc.+ ..................      57,917,805      47,822,400
   215,851 Viacom Inc., Cl. B .................       9,255,229       7,854,818
   200,000 Yahoo! Inc.+ .......................       5,395,537       7,536,000
                                                 --------------  --------------
                                                    115,158,906     104,973,665
                                                 --------------  --------------
           RETAIL -- 10.5%
   430,000 Bed Bath & Beyond Inc.+ ............      15,584,961      17,126,900
   155,000 Best Buy Co. Inc. ..................       8,396,152       9,210,100
   255,000 Cheesecake Factory Inc.+ ...........       6,108,224       8,279,850
   310,000 Coach Inc.+ ........................      13,744,815      17,484,000
   180,000 Costco Wholesale Corp. .............       7,597,403       8,713,800
   115,000 eBay Inc.+ .........................       4,547,001      13,372,200
   230,000 Starbucks Corp.+ ...................       5,839,275      14,342,800
   290,000 Target Corp. .......................      11,618,366      15,059,700
   426,577 The Home Depot Inc. ................      12,396,938      18,231,901
   953,400 Tiffany & Co. ......................      19,252,785      30,480,198
                                                 --------------  --------------
                                                    105,085,920     152,301,449
                                                 --------------  --------------
           TOTAL CONSUMER
             DISCRETIONARY ....................     229,993,595     270,640,114
                                                 --------------  --------------
           CONSUMER STAPLES -- 11.0%
   500,000 PepsiCo Inc. .......................      24,614,254      26,100,000
   450,000 Procter & Gamble Co. ...............      24,250,244      24,786,000
   555,000 Sysco Corp. ........................      16,206,244      21,184,350
   580,000 Wal-Mart Stores Inc. ...............      32,899,399      30,635,600
   940,000 Walgreen Co. .......................      31,721,493      36,067,800
   210,000 Whole Foods Market Inc. ............      11,357,864      20,023,500
                                                 --------------  --------------
           TOTAL
             CONSUMER STAPLES .................     141,049,498     158,797,250
                                                 --------------  --------------
           ENERGY -- 7.1%
    90,000 Anadarko Petroleum Corp. ...........       5,046,951       5,832,900
   266,000 Apache Corp. .......................       8,299,156      13,451,620
   120,000 BP plc, ADR ........................       6,471,939       7,008,000
   330,000 Burlington Resources Inc. ..........       9,872,101      14,355,000
    80,000 Devon Energy Corp. .................       3,282,616       3,113,600
   170,000 Murphy Oil Corp. ...................       7,620,816      13,676,500
   240,000 Occidental Petroleum Corp. .........       7,892,904      14,006,400
   230,000 Schlumberger Ltd. ..................       9,798,909      15,398,500
   230,000 Suncor Energy Inc. .................       6,874,476       8,142,000
   190,000 Transocean Inc.+ ...................       7,244,034       8,054,100
                                                 --------------  --------------
           TOTAL ENERGY .......................      72,403,902     103,038,620
                                                 --------------  --------------


                                                                     MARKET
  SHARES                                               COST          VALUE
  ------                                               ----          ------
           FINANCIAL -- 10.0%
   225,000 American Express Co. ...............  $    9,356,847  $   12,683,250
   305,000 American International
             Group Inc. .......................      18,449,241      20,029,350
   700,000 Citigroup Inc. .....................      31,386,801      33,726,000
   105,000 Goldman Sachs Group Inc. ...........      10,449,304      10,924,200
   365,000 Merrill Lynch & Co. Inc. ...........      14,802,308      21,816,050
   300,900 Northern Trust Corp. ...............      17,323,743      14,617,722
   650,000 Schwab (Charles) Corp. .............       7,117,153       7,774,000
   488,800 State Street Corp. .................      25,055,889      24,009,856
                                                 --------------  --------------
           TOTAL FINANCIAL ....................     133,941,286     145,580,428
                                                 --------------  --------------
           HEALTH CARE -- 19.1%
           HEALTH CARE EQUIPMENT & SERVICES -- 11.0%
   150,000 Alcon Inc. .........................      11,831,188      12,090,000
   180,000 Biomet Inc. ........................       7,622,619       7,810,200
   330,000 Caremark Rx Inc.+ ..................      11,730,786      13,011,900
   230,000 Edwards Lifesciences Corp.+ ........       8,701,436       9,489,800
    70,000 Express Scripts Inc.+ ..............       5,459,075       5,350,800
    50,000 Fisher Scientific
             International Inc.+ ..............       3,029,346       3,119,000
   100,000 Guidant Corp. ......................       6,993,420       7,210,000
    70,000 IDEXX Laboratories Inc.+ ...........       4,523,156       3,821,300
    80,000 Invitrogen Corp.+ ..................       5,885,443       5,370,400
   615,000 Medtronic Inc. .....................      29,564,435      30,547,050
   335,000 St. Jude Medical Inc.+ .............      10,907,659      14,046,550
   170,000 Stryker Corp. ......................       8,306,841       8,202,500
   180,000 UnitedHealth Group Inc. ............       9,336,848      15,845,400
   280,000 Zimmer Holdings Inc.+ ..............      22,247,557      22,433,600
                                                 --------------  --------------
                                                    146,139,809     158,348,500
                                                 --------------  --------------
           PHARMACEUTICALS & BIOTECHNOLOGY -- 8.1%
   130,000 Affymetrix Inc.+ ...................       4,444,249       4,751,500
   583,000 Amgen Inc.+ ........................      34,289,693      37,399,450
    30,000 Cephalon Inc.+ .....................       1,621,606       1,526,400
   230,000 Eli Lilly & Co. ....................      15,769,342      13,052,500
   180,000 Genentech Inc.+ ....................       9,147,753       9,799,200
   130,000 Genzyme Corp.+ .....................       6,972,525       7,549,100
   364,000 Johnson & Johnson ..................      19,466,297      23,084,880
   762,500 Pfizer Inc. ........................      28,435,738      20,503,625
                                                 --------------  --------------
                                                    120,147,203     117,666,655
                                                 --------------  --------------
           TOTAL HEALTH CARE ..................     266,287,012     276,015,155
                                                 --------------  --------------
           INDUSTRIAL -- 13.5%
   375,000 3M Co. .............................      30,234,515      30,776,250
   170,000 C.H. Robinson
             Worldwide Inc. ...................       7,227,094       9,438,400
   245,000 Caterpillar Inc. ...................      20,139,677      23,889,950
   170,000 Deere & Co. ........................      11,254,131      12,648,000
   140,000 Expeditors International of
             Washington Inc. ..................       6,507,142       7,823,200
   265,000 Fluor Corp. ........................      11,076,044      14,445,150


                 See accompanying notes to financial statements.

THE GABELLI GROWTH FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- DECEMBER 31, 2004
================================================================================
                                                                     MARKET
  SHARES                                               COST          VALUE
  ------                                               ----          ------
           COMMON STOCKS (CONTINUED)
           INDUSTRIAL (CONTINUED)
   148,500 General Dynamics Corp. .............  $   10,328,328  $   15,533,100
   295,000 Iron Mountain Inc.+ ................       9,236,708       8,994,550
   330,000 L-3 Communications
             Holdings Inc. ....................      14,785,519      24,169,200
   120,000 United Parcel Service Inc.,
             Cl. B ............................       8,540,295      10,255,200
   360,000 United Technologies Corp. ..........      32,178,275      37,206,000
                                                 --------------  --------------
           TOTAL INDUSTRIAL ...................     161,507,728     195,179,000
                                                 --------------  --------------
           INFORMATION TECHNOLOGY -- 17.5%
           COMMUNICATIONS EQUIPMENT -- 2.1%
   791,000 Cisco Systems Inc.+ ................       9,959,706      15,266,300
   356,000 QUALCOMM Inc. ......................       7,180,367      15,094,400
                                                 --------------  --------------
                                                     17,140,073      30,360,700
                                                 --------------  --------------
           COMPUTERS & PERIPHERAL -- 2.1%
   630,000 Dell Inc.+ .........................      16,563,691      26,548,200
    40,000 Lexmark International Inc.,
             Cl. A+ ...........................       3,520,915       3,400,000
                                                 --------------  --------------
                                                     20,084,606      29,948,200
                                                 --------------  --------------
           SEMICONDUCTORS -- 6.6%
   150,000 Altera Corp.+ ......................       3,585,771       3,105,000
   180,000 Analog Devices Inc. ................       9,865,406       6,645,600
   455,000 Applied Materials Inc.+ ............       6,585,981       7,780,500
   775,000 Intel Corp. ........................      40,814,286      18,127,250
   165,000 KLA-Tencor Corp.+ ..................       7,307,671       7,685,700
   510,000 Linear Technology Corp. ............      16,063,284      19,767,600
   425,000 Microchip Technology Inc. ..........       9,758,290      11,330,500
   851,632 Taiwan Semiconductor
           Manufacturing Co.
             Ltd., ADR ........................       6,466,375       7,230,356
   301,000 Texas Instruments Inc. .............      10,048,284       7,410,620
   240,000 Xilinx Inc. ........................       6,515,341       7,116,000
                                                 --------------  --------------
                                                    117,010,689      96,199,126
                                                 --------------  --------------
           SOFTWARE & SERVICES -- 6.7%
   100,000 Adobe Systems Inc. .................       4,491,892       6,274,000
   290,000 CheckFree Corp.+ ...................       9,295,378      11,043,200
     4,794 Computer Associates
             International Inc. ...............         148,758         148,901
   395,000 Electronic Arts Inc.+ ..............      19,187,432      24,363,600
 1,200,000 Microsoft Corp. ....................      31,411,275      32,052,000
   551,000 Symantec Corp.+ ....................       8,753,580      14,193,760
   300,000 VERITAS Software Corp.+ ............       9,554,025       8,565,000
                                                 --------------  --------------
                                                     82,842,340      96,640,461
                                                 --------------  --------------
           TOTAL INFORMATION
             TECHNOLOGY .......................     237,077,708     253,148,487
                                                 --------------  --------------


                                                                     MARKET
  SHARES                                               COST          VALUE
  ------                                               ----          ------
           MATERIALS -- 1.8%
   270,000 Alcoa Inc. .........................  $    9,004,691  $    8,483,400
   405,000 Newmont Mining Corp. ...............      18,282,869      17,986,050
                                                 --------------  --------------
           TOTAL MATERIALS ....................      27,287,560      26,469,450
                                                 --------------  --------------
           TELECOMMUNICATION SERVICES -- 0.9%
           TELECOMMUNICATIONS -- 0.2%
   100,000 Sprint Corp. .......................       2,407,000       2,485,000
                                                 --------------  --------------
           WIRELESS TELECOMMUNICATION SERVICES -- 0.7%
   375,000 Vodafone Group plc, ADR ............       7,830,871      10,267,500
                                                 --------------  --------------
           TOTAL TELECOMMUNICATION
             SERVICES .........................      10,237,871      12,752,500
                                                 --------------  --------------
           TOTAL COMMON STOCKS ................   1,279,786,160   1,441,621,004
                                                 --------------  --------------

           WARRANTS -- 0.0%
           COMMUNICATIONS EQUIPMENT -- 0.0%
   145,460 Lucent Technologies Inc.,
             expires 12/10/07+ ................         241,464         229,827
                                                 --------------  --------------


PRINCIPAL
 AMOUNT
---------
           U.S. GOVERNMENT OBLIGATIONS  -- 0.3%
$4,978,000 U.S. Treasury Bills,
             1.776% to 2.202%++,
             01/13/05 to 03/17/05 .............       4,962,077       4,962,995
                                                 --------------  --------------
           TOTAL
             INVESTMENTS -- 99.9% .............  $1,284,989,701   1,446,813,826
                                                 ==============
           OTHER ASSETS AND LIABILITIES (NET) -- 0.1%                 1,390,483
                                                                 --------------
           NET ASSETS -- 100.0% ...............................  $1,448,204,309
                                                                 ==============
           For Federal tax purposes:
           Aggregate cost .....................................  $1,300,169,669
                                                                 ==============
           Gross unrealized appreciation ......................  $  232,255,418
           Gross unrealized depreciation ......................     (85,611,261)
                                                                 --------------
           Net unrealized appreciation (depreciation) .........  $  146,644,157
                                                                 ==============
----------------
+     Non-income producing security.
++    Represents annualized yield at date of purchase.
ADR - American Depository Receipt.

                 See accompanying notes to financial statements.

                             THE GABELLI GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2004
================================================================================
ASSETS:
  Investments, at value
    (cost $1,284,989,701) ................................... $ 1,446,813,826
  Cash ......................................................           1,380
  Receivable for investments sold ...........................       7,185,052
  Receivable for Fund shares sold ...........................         976,320
  Dividends receivable ......................................         949,066
  Other assets ..............................................          52,614
                                                              ---------------
  TOTAL ASSETS ..............................................   1,455,978,258
                                                              ---------------
LIABILITIES:
  Payable for Fund shares redeemed ..........................       5,153,171
  Payable for investment advisory fees ......................       1,239,073
  Payable for distribution fees .............................         310,048
  Other accrued expenses ....................................       1,071,657
                                                              ---------------
  TOTAL LIABILITIES .........................................       7,773,949
                                                              ---------------
  NET ASSETS applicable to 55,437,310
    shares outstanding ...................................... $ 1,448,204,309
                                                              ===============
NET ASSETS CONSIST OF:
  Shares of beneficial interest, at
    $0.01 par value ......................................... $       554,373
  Additional paid-in capital ................................   2,464,309,929
  Accumulated net realized loss on investments ..............  (1,178,484,118)
  Net unrealized appreciation on investments ................     161,824,125
                                                              ---------------
  TOTAL NET ASSETS .......................................... $ 1,448,204,309
                                                              ===============
SHARES OF BENEFICIAL INTEREST:
  CLASS AAA:
  Net Asset Value, offering and redemption
    price per share ($1,447,654,625 / 55,416,131
    shares outstanding) .....................................          $26.12
                                                                       ======
  CLASS A:
  Net Asset Value, offering and redemption
    price per share ($72,780 / 2,785.7
    shares outstanding) .....................................          $26.13
                                                                       ======
  Maximum offering price per share
    (NAV / 0.9425, based on maximum sales
    charge of 5.75% of the offering price) ..................          $27.72
                                                                       ======
  CLASS B:
  Net Asset Value and offering price per share
    ($250,418 / 9,658 shares outstanding) ...................          $25.93(a)
                                                                       ======
  CLASS C:
  Net Asset Value and offering price per share
    ($226,486 / 8,735 shares outstanding) ...................          $25.93(a)
                                                                       ======
----------------
(a) Redemption price varies based on length of time held.


STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2004
================================================================================
INVESTMENT INCOME:
  Dividends (net of foreign taxes of $189,555) ..............     $17,028,285
  Interest ..................................................         148,419
                                                                  -----------
  TOTAL INVESTMENT INCOME ...................................      17,176,704
                                                                  -----------
EXPENSES:
  Investment advisory fees ..................................      16,165,788
  Distribution fees -- Class AAA ............................       4,040,721
  Distribution fees -- Class A ..............................              67
  Distribution fees -- Class B ..............................           1,986
  Distribution fees -- Class C ..............................             652
  Shareholder services fees .................................       3,104,425
  Shareholder communications expenses .......................         782,569
  Custodian fees ............................................         222,942
  Trustees' fees ............................................          74,000
  Legal and audit fees ......................................          72,982
  Registration fees .........................................          55,245
  Miscellaneous expenses ....................................         156,683
                                                                  -----------
  TOTAL EXPENSES ............................................      24,678,060
                                                                  -----------
  NET INVESTMENT LOSS .......................................      (7,501,356)
                                                                  -----------
NET REALIZED AND UNREALIZED GAIN
  ON INVESTMENTS:
  Net realized gain on investments ..........................       6,104,056
  Net change in unrealized appreciation/
    depreciation on investments .............................      62,086,843
                                                                  -----------
  NET REALIZED AND UNREALIZED GAIN
    ON INVESTMENTS ..........................................      68,190,899
                                                                  -----------
  NET INCREASE IN NET ASSETS RESULTING
    FROM OPERATIONS .........................................     $60,689,543
                                                                  ===========

                 See accompanying notes to financial statements.

                                                       THE GABELLI GROWTH FUND

STATEMENT OF CHANGES IN NET ASSETS
====================================================================================================================================
                                                                                               YEAR ENDED              YEAR ENDED
                                                                                           DECEMBER 31, 2004       DECEMBER 31, 2003
                                                                                           -----------------       -----------------
OPERATIONS:
  Net investment loss ................................................................       $   (7,501,356)        $  (10,245,651)
  Net realized gain/(loss) on investments ............................................            6,104,056           (351,352,120)
  Net change in unrealized appreciation/depreciation on investments ..................           62,086,843            833,859,516
                                                                                             --------------         --------------
  NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...............................           60,689,543            472,261,745
                                                                                             --------------         --------------
SHARES OF BENEFICIAL INTEREST TRANSACTIONS:
  Class AAA ..........................................................................         (494,470,178)          (266,623,685)
  Class A ............................................................................               66,824                  1,000
  Class B ............................................................................              242,719                  1,000
  Class C ............................................................................              211,422                  1,000
                                                                                             --------------         --------------
  NET DECREASE IN NET ASSETS FROM SHARES OF BENEFICIAL INTEREST TRANSACTIONS .........         (493,949,213)          (266,620,685)
                                                                                             --------------         --------------
  REDEMPTION FEES ....................................................................                6,601                     --
                                                                                             --------------         --------------
  NET INCREASE / (DECREASE) IN NET ASSETS ............................................         (433,253,069)           205,641,060
NET ASSETS:
  Beginning of period ................................................................        1,881,457,378          1,675,816,318
                                                                                             --------------         --------------
  End of period ......................................................................       $1,448,204,309         $1,881,457,378
                                                                                             ==============         ==============

                 See accompanying notes to financial statements.


THE GABELLI GROWTH FUND
NOTES TO FINANCIAL STATEMENTS
================================================================================
1. ORGANIZATION. The Gabelli Growth Fund (the "Fund") was organized on October 24, 1986 as a Massachusetts business trust. The Fund is a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund's primary objective is capital appreciation. The Fund commenced investment operations on April 10, 1987.

2. SIGNIFICANT ACCOUNTING POLICIES. The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the "Board") so determines, by such other method as the Board shall determine in good faith, to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the "Adviser").

Portfolio securities primarily traded on foreign markets are generally valued at the preceding closing values of such securities on their respective exchanges or if after the close of the foreign markets, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board. Debt instruments that are not credit impaired with remaining maturities of 60 days or less are valued at amortized cost, unless the Board determines such amount

THE GABELLI GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================
does not reflect the securities' fair value, in which case these securities will be valued at their fair value as determined by the Board. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the latest average of the bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.

Securities and assets for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons to the valuation and changes in valuation of similar securities, including a comparison of foreign securities to the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded as earned. Dividend income is recorded on the ex-dividend date.

DETERMINATION OF NET ASSET VALUE AND CALCULATION OF EXPENSES. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each Fund's average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating net asset value per share of each class, investment income, realized and unrealized gains and losses, redemption fees and expenses other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are solely borne by the class incurring the expense.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on ordinary income and long-term capital gains as determined in accordance with Federal income tax regulations, which may differ from income and capital gains as determined under U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund.

For the year ended December 31, 2004, reclassifications were made to increase accumulated net investment income by $7,501,356, with an offsetting adjustment to additional paid-in capital.

No distributions were made during the years ended December 31, 2004, and December 31, 2003.

PROVISION FOR INCOME TAXES. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). It is the Fund's policy to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for Federal income taxes is required.

The difference between book basis and tax basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales.

THE GABELLI GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================
As of December 31, 2004, the components of accumulated earnings/(losses) on a tax basis were as follows:

           Accumulated capital loss carryforward .............  $(1,163,304,151)
           Net unrealized appreciation .......................      146,644,157
                                                                ---------------
           Total accumulated loss ............................  $(1,016,659,994)
                                                                ===============

At December 31, 2004, the Fund has net capital loss carryforwards for Federal income tax purposes of $1,163,304,151, which are available to reduce future required distributions of net capital gains to shareholders. $68,961,980 of the loss carryforward is available through 2009; $743,150,002 is available through 2010; $350,050,494 is available through 2011; and $1,141,675 is available through 2012.

3. INVESTMENT ADVISORY AGREEMENT. The Fund has entered into an investment advisory agreement (the "Advisory Agreement") with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of the Fund's average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund's portfolio, oversees the administration of all aspects of the Fund's business and affairs and pays the compensation of all Officers and Trustees of the Fund who are its affiliates.

4. DISTRIBUTION PLAN. The Fund's Board has adopted a distribution plan (the "Plan") for each class of shares pursuant to Rule 12b-1 under the 1940 Act. Gabelli & Company, Inc. ("Gabelli & Company"), an affiliate of the Adviser, serves as distributor of the Fund. Under the Class AAA, Class A, Class B and Class C Share Plans, payments are authorized to Gabelli & Company at annual rates of 0.25%, 0.25%, 1.00% and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5. PORTFOLIO SECURITIES. Purchases and proceeds from the sales of securities for the year ended December 31, 2004, other than short term securities, aggregated $491,474,653 and $986,664,167, respectively.

6. TRANSACTIONS WITH AFFILIATES. During the year ended December 31, 2004, the Fund paid brokerage commissions of $5,000 to Gabelli & Company. During the year ended December 31, 2004, Gabelli & Company informed the Fund that it received $261 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

The cost of calculating the Fund's net asset value per share is a Fund expense pursuant to the Advisory Agreement between the Fund and the Adviser. During the year ended December 31, 2004, the Fund reimbursed the Adviser $34,800 in connection with the cost of computing the Fund's net asset value, which is included in miscellaneous expenses in the Statement of Operations.

7. LINE OF CREDIT. The Fund has access to an unsecured line of credit of up to $25,000,000 from the custodian for temporary borrowing purposes. Borrowings under this arrangement bear interest at 0.75% above the Federal Funds rate on outstanding balances. During the year ended December 31, 2004 there were no borrowings from the line of credit.

8. SHARES OF BENEFICIAL INTEREST. The Fund offers four classes of shares -- Class AAA Shares, Class A Shares, Class B Shares and Class C Shares. Class AAA Shares are offered only to investors who acquire them directly from Gabelli &Company or through selected broker/dealers without a sales charge. Class A Shares are subject to a maximum front-end sales charge of 5.75%. Class B Shares are subject to a contingent deferred sales charge ("CDSC") upon redemption within six years of purchase and automatically convert to Class A Shares after eight years of the original purchase. The applicable CDSC is equal to a declining percentage of the lesser of the net asset value per share at the date of the original purchase or at the date of redemption, based on the length of time held. Class C Shares are subject

THE GABELLI GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================
to a 1% CDSC for one year after purchase. As of July 27, 2004, Class B Shares are available only through exchange of Class B Shares of other Funds distributed by Gabelli & Company.

Effective November 1, 2004, the Fund imposed a redemption fee of 2.00% on Class AAA Shares, Class A Shares, Class B Shares and Class C Shares that are redeemed or exchanged within 60 days of purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund. The redemption fees retained by the Fund during the period ended December 31, 2004 amounted to $6,601.

The redemption fee did not apply to shares purchased through programs that the Adviser determined to have appropriate short-term trading policies in place. Additionally, certain recordkeepers for qualified and non-qualified retirement plans that could not collect the redemption fee at the participant level due to systems limitations have received an extension until March 31, 2005 to implement such systems.

Transactions in shares of beneficial interest were as follows:

                                                              YEAR ENDED                        YEAR ENDED
                                                           DECEMBER 31, 2004                 DECEMBER 31, 2003
                                                    ----------------------------       ----------------------------
                                                       SHARES          AMOUNT            SHARES          AMOUNT
                                                    -----------    -------------       -----------    -------------
                                                               CLASS AAA                         CLASS AAA
                                                    ----------------------------       ----------------------------
Shares sold ......................................    7,724,349    $ 191,537,714        14,775,039    $ 306,101,714
Shares redeemed ..................................  (27,719,706     (686,007,892)      (27,593,891)    (572,725,399)
                                                    -----------    -------------       -----------    -------------
    Net decrease .................................  (19,995,357)   $(494,470,178)      (12,818,852)   $(266,623,685)
                                                    ===========    =============       ===========    =============
                                                                CLASS A                          CLASS A*
                                                    ----------------------------       ----------------------------
Shares sold ......................................        2,747    $      66,849                40    $       1,000
Shares redeemed ..................................           (1)             (25)               --               --
                                                    -----------    -------------       -----------    -------------
    Net increase .................................        2,746    $      66,824                40    $       1,000
                                                    ===========    =============       ===========    =============
                                                                CLASS B                          CLASS B*
                                                    ----------------------------       ----------------------------
Shares sold ......................................        9,618    $     242,719                40    $       1,000
Shares redeemed ..................................           --               --                --               --
                                                    -----------    -------------       -----------    -------------
    Net increase .................................        9,618    $     242,719                40    $       1,000
                                                    ===========    =============       ===========    =============
                                                                CLASS C                          CLASS C*
                                                    ----------------------------       ----------------------------
Shares sold ......................................        8,810    $     214,167                40    $       1,000
Shares redeemed ..................................         (115)          (2,745)               --               --
                                                    -----------    -------------       -----------    -------------
    Net increase .................................        8,695    $     211,422                40    $       1,000
                                                    ===========    =============       ===========    =============

------------
*Commencement of share offering to the public on December 31, 2003.

9. OTHER MATTERS. The Adviser and/or affiliates have received subpoenas from the Attorney General of the State ofNew York and the SEC requesting information on mutual fund shares trading practices. Gabelli Asset Management Inc., the Adviser's parent company, is responding to these requests. TheFund does not believe that these matters will have a material adverse effect on the Fund's financial position or the results of its operations.

10. INDEMNIFICATIONS. The Fund enters into contracts that contain a variety of indemnifications.The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

THE GABELLI GROWTH FUND
FINANCIAL HIGHLIGHTS
===================================================================================================================================
Selected data for a share of beneficial interest outstanding throughout each period:

                                     INCOME
                           FROM INVESTMENT OPERATIONS                        DISTRIBUTIONS
              -----------------------------------------------------   ---------------------------
                                             Net
              Net Asset                 Realized and        Total         Net                                   Net Asset
  Period        Value,         Net       Unrealized         from       Realized                                   Value,
   Ended      Beginning   Investment   Gain/(Loss) on    Investment     Gain on         Total       Redemption    End of     Total
December 31   of Period     Loss(c)     Investments      Operations   Investments   Distributions     Fees(c)     Period    Return+
-----------   ---------   ----------   --------------    ----------   -----------   -------------   ----------  ---------   -------
CLASS AAA
   2004        $24.95       $(0.11)       $ 1.28           $ 1.17          --            --           $0.00(a)    $26.12      4.7%
   2003         18.99        (0.14)         6.10             5.96          --            --              --        24.95     31.4
   2002         28.68        (0.17)        (9.52)           (9.69)         --            --              --        18.99    (33.8)
   2001         37.79        (0.23)        (8.88)           (9.11)     $(0.00)(a)    $(0.00)(a)          --        28.68    (24.1)
   2000         46.51        (0.24)        (4.64)           (4.88)      (3.84)        (3.84)             --        37.79    (10.6)

CLASS A (B)
   2004        $24.95       $(0.02)       $ 1.20           $ 1.18          --            --           $0.00(a)    $26.13      4.7%

CLASS B (B)
   2004        $24.95       $(0.28)       $ 1.26           $ 0.98          --            --           $0.00(a)    $25.93      3.9%

CLASS C (B)
   2004        $24.95       $(0.21)       $ 1.19           $ 0.98          --            --           $0.00(a)    $25.93      3.9%

                RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
              ---------------------------------------------------

              Net Assets
  Period        End of          Net                     Portfolio
   Ended        Period       Investment     Operating   Turnover
December 31    (in 000's)   Income/(Loss)   Expenses      Rate
-----------   -----------   -------------   ---------   ---------
CLASS AAA
   2004       $1,447,655       (0.46)%        1.53%        31%
   2003        1,881,457       (0.60)         1.47         42
   2002        1,675,816       (0.68)         1.43         30
   2001        2,948,390       (0.71)         1.40         26
   2000        3,833,807       (0.63)         1.38         55

CLASS A (B)
   2004              $73       (0.09)%        1.60%        31%

CLASS B (B)
   2004             $250       (1.12)%        2.30%        31%

CLASS C (B)
   2004             $226       (0.88)%        2.37%        31%

---------------
+ Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of dividends and does not reflect applicable sales charges. Total return for the period of less than one year is not annualized.
(a) Amount represents less than $0.005 per share.
(b) Class A, Class B and Class C Shares were initially offered on December 31, 2003.
(c) Per share amounts have been calculated using the average shares outstanding method.

                 See accompanying notes to financial statements.

THE GABELLI GROWTH FUND
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
================================================================================

To the Board of Trustees and Shareholders of The Gabelli Growth Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Gabelli Growth Fund (the "Fund") at December 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
New York, New York
February 28, 2005

THE GABELLI GROWTH FUND
ADDITIONAL FUND INFORMATION (UNAUDITED)
================================================================================
The business and affairs of the Fund are managed under the direction of the Fund's Board of Trustees. Information pertaining to the Trustees and officers of the Fund is set forth below. The Fund's Statement of Additional Information includes additional information about The Gabelli Growth Fund Trustees and is available, without charge, upon request, by calling 800-GABELLI (800-422-3554) or by writing to The Gabelli Growth Fund at One Corporate Center, Rye, NY 10580-1422.

                         TERM OF        NUMBER OF
                       OFFICE AND     FUNDS IN FUND
NAME, POSITION(S)       LENGTH OF        COMPLEX
    ADDRESS 1             TIME         OVERSEEN BY          PRINCIPAL OCCUPATION(S)                     OTHER DIRECTORSHIPS
    AND AGE              SERVED 2        TRUSTEE            DURING PAST FIVE YEARS                       HELD BY TRUSTEE 4
-----------------      ----------     -------------         ----------------------                      -------------------
INTERESTED TRUSTEES 3:
---------------------
MARIO J. GABELLI       Since 1992          24        Chairman of the Board, Chief Executive         Director of Morgan Group
Trustee                                              Officer of Gabelli Asset Management Inc. and   Holdings, Inc. (holding
Age: 62                                              Chief Investment Officer of Gabelli Funds,     company)
                                                     LLC and GAMCO Investors, Inc.; Vice
                                                     Chairman and Chief Executive Officer of
                                                     Lynch Interactive Corporation (multimedia
                                                     and services)

JOHN D. GABELLI        Since 1995          10        Senior Vice President of Gabelli & Company,                --
Trustee                                              Inc. and Director of Gabelli Advisers, Inc.
Age: 60

KARL OTTO POHL         Since 1992          34        Member of the Shareholder Committee of         Director of Gabelli
Trustee                                              Sal Oppenheim Jr. & Cie (private invest-       Asset Management Inc.
Age: 75                                              ment bank); Former President of the            (investment management);
                                                     Deutsche Bundesbank and Chairman of its        Chairman, Incentive Capital
                                                     Central Bank Council (1980-1991)               and Incentive Asset
                                                                                                    Management (Zurich);
                                                                                                    Director at Sal Oppenheim
                                                                                                    Jr. & Cie, Zurich

ANTHONY TORNA, SR.     Since 1987           1        Registered Representative, Maxim Group LLC                  --
Trustee                                              from 2002; Investec Ernst & Company,
Age: 78                                              2001-2002; Herzog, Heine & Geduld, Inc.
                                                     through 2000

NON-INTERESTED TRUSTEES:
------------------------
ANTHONY J. COLAVITA    Since 1989          36        President and Attorney at Law in the law firm               --
Trustee                                              of Anthony J. Colavita, P.C.
Age: 69

JAMES P. CONN          Since 1992          13        Former Managing Director and Chief             Director of LaQuinta Corp.
Trustee                                              Investment Officer of Financial Security       (hotels) and First
Age: 66                                              Assurance Holdings, Ltd. (1992-1998)           Republic Bank

DUGALD A. FLETCHER      1989-1996           2        President, Fletcher & Company, Inc.;           Director of Harris and
Trustee                 2000-present                 Former Director and Chairman and               Harris Group, Inc.
Age: 75                                              Chief Executive Officer of Binnings            (venture capital)
                                                     Building Products, Inc. (1997)

ROBERT J. MORRISSEY    Since 2001          10        Partner in the law firm of Morrissey,                       --
Trustee                                              Hawkins & Lynch
Age: 65

ANTHONY R. PUSTORINO   Since 1987          17        Certified Public Accountant; Professor         Director of Lynch Corporation
Trustee                                              Emeritus, Pace University                      (diversified manufacturing)
Age: 79

THE GABELLI GROWTH FUND
ADDITIONAL FUND INFORMATION (UNAUDITED) (CONTINUED)
================================================================================

                         TERM OF        NUMBER OF
                       OFFICE AND     FUNDS IN FUND
NAME, POSITION(S)       LENGTH OF        COMPLEX
    ADDRESS 1             TIME         OVERSEEN BY          PRINCIPAL OCCUPATION(S)                     OTHER DIRECTORSHIPS
    AND AGE              SERVED 2        TRUSTEE            DURING PAST FIVE YEARS                       HELD BY TRUSTEE 4
-----------------      ----------     -------------         ----------------------                      -------------------
NON-INTERESTED TRUSTEES (CONTINUED):
------------------------------------
ANTHONIE C. VAN EKRIS   1987-1989          20        Managing Director of BALMAC International,     Director of Aurado Energy, Inc.
Trustee                1992-present                  Inc. (commodities)                             (oil and gas operations)
Age: 70

SALVATORE J. ZIZZA      1987-1996          24        Chairman, Hallmark Electrical Supplies Corp.   Director of Hollis
Trustee                2000-present                                                                 Eden Pharmaceuticals;
Age: 59                                                                                             Director of Earl Scheib, Inc.
                                                                                                    (automotive services)

OFFICERS:
---------
 BRUCE N. ALPERT        Since 1994          --       Executive Vice President and Chief Operating                 --
President and Treasurer                              Officer of Gabelli Funds, LLC since 1988 and
Age: 53                                              an officer of all mutual funds advised by
                                                     Gabelli Funds, LLC and its affiliates. Director and
                                                     President of Gabelli Advisers, Inc.

JAMES E. MCKEE         Since 1995          --        Vice President, General Counsel and Secretary of             --
Secretary                                            Gabelli Asset Management Inc. since 1999 and
Age: 41                                              GAMCO Investors, Inc. since 1993; Secretary of all
                                                     mutual funds advised by Gabelli Advisers, Inc. and
                                                     Gabelli Funds, LLC

PETER GOLDSTEIN        Since 2004          --        Director of Regulatory Affairs at Gabelli Asset Management   --
Chief Compliance Officer                             Inc. since February 2004; Vice President of Goldman Sachs
Age: 51                                              Asset Management from November 2000 through January
                                                     2004; Deputy General Counsel at Gabelli Asset Management
                                                     Inc. from February 1998 through November 2000

------------------
1 Address: One Corporate Center, Rye, NY 10580-1422, unless otherwise noted.
2 Each Trustee will hold office for an indefinite term until the earliest of (i) the next meeting of shareholders if any, called for the purpose of  considering  the election or re-election  of such Trustee and until the election and  qualification  of his or her successor, if any, elected at such meeting, or (ii) the date a Trustee resigns or retires, or a Trustee is removed by the Board of
  Trustees or  shareholders,  in accordance with the Fund's By-Laws and  Declaration of Trust.  Each officer will hold office for an indefinite term until the date he or she resigns or retires or until his or her successor is elected and qualified.
3 "Interested person" of the Fund as defined in the Investment Company Act of 1940. Messrs. M. Gabelli, J. Gabelli and Pohl are each considered an  "interested  person"  because of their  affiliation  with Gabelli  Funds,  LLC which acts as the Fund's  investment adviser. Mr. Torna is considered an interested person because he is a registered broker with a firm to which the Fund Complex (but not the Fund) pays brokerage commissions. Mario J. Gabelli and John D. Gabelli are brothers.
4 This column includes only directorships of companies required to report to the SEC under the Securities Exchange Act of 1934 (i.e.
  public companies) or other investment companies registered under the 1940 Act.

                             THE GABELLI GROWTH FUND
                              One Corporate Center
                            Rye, New York 10580-1422
                                   800-GABELLI
                                  800-422-3554
                                FAX: 914-921-5118
                            WEBSITE: WWW.GABELLI.COM
                            E-MAIL: INFO@GABELLI.COM
                   Net Asset Value available daily by calling
                           800-GABELLI after 6:00 P.M.

                                BOARD OF TRUSTEES
Mario J. Gabelli, CFA                        Karl Otto Pohl
CHAIRMAN AND CHIEF                           FORMER PRESIDENT
INVESTMENT OFFICER                           DEUTSCHE BUNDESBANK
GABELLI ASSET MANAGEMENT INC.

Anthony J. Colavita                          Anthony R. Pustorino
ATTORNEY-AT-LAW                              CERTIFIED PUBLIC ACCOUNTANT
ANTHONY J. COLAVITA, P.C.                    PROFESSOR EMERITUS
                                             PACE UNIVERSITY

James P. Conn                                Anthony Torna
FORMER CHIEF INVESTMENT OFFICER              MAXIM GROUP LLC
FINANCIAL SECURITY ASSURANCE
HOLDINGS LTD.

Dugald A. Fletcher                           Anthonie C. van Ekris
PRESIDENT                                    MANAGING DIRECTOR
FLETCHER & COMPANY, INC.                     BALMAC INTERNATIONAL, INC.

John D. Gabelli                              Salvatore J. Zizza
SENIOR VICE PRESIDENT                        CHAIRMAN, HALLMARK ELECTRICAL
GABELLI & COMPANY, INC.                      SUPPLIES CORP.

Robert J. Morrissey
ATTORNEY-AT-LAW
MORRISSEY, HAWKINS & LYNCH

                         OFFICERS AND PORTFOLIO MANAGER
Bruce N. Alpert                              Howard F. Ward, CFA
PRESIDENT ANDTREASURER                       PORTFOLIO MANAGER

James E. McKee                               Peter Goldstein
SECRETARY                                    CHIEF COMPLIANCE OFFICER

                                   DISTRIBUTOR
                             Gabelli & Company, Inc.

                  CUSTODIAN, TRANSFER AGENT AND DIVIDEND AGENT
                       State Street Bank and Trust Company

                                  LEGAL COUNSEL
                    Skadden, Arps, Slate, Meagher & Flom LLP

--------------------------------------------------------------------------------
This report is submitted for the general information of the shareholders of The Gabelli Growth Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
--------------------------------------------------------------------------------
GAB406Q404SR

ITEM 2. CODE OF ETHICS.

   (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

   (c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.


   (d) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.



ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by the report, the registrant's Board of Trustees has determined that Anthony R. Pustorino is qualified to serve as an audit committee financial expert serving on its audit committee and that he is "independent," as defined by Item 3 of Form N-CSR.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Audit Fees
----------

   (a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $43,429 in 2004 and $34,259 in 2003.

Audit-Related Fees
------------------

   (b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph
        (a) of this Item are $0 in 2004 and $0 in 2003.

Tax Fees
--------

   (c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $2,550 in 2004 and $2,450 in 2003.

        Tax fees represent tax compliance services provided in connection with the review of the Registrant's tax returns.

All Other Fees
--------------

   (d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 in 2004 and $0 in 2003.

   (e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

           Pre-Approval Policies and Procedures. The Audit Committee ("Committee") of the registrant is responsible for pre-approving (i) all audit and permissible non-audit services to be provided by the independent auditors to the registrant and (ii) all permissible non-audit services to be provided by the independent auditors to the Adviser, Gabelli Funds, LLC, and any affiliate of Gabelli Funds, LLC ("Gabelli") that provides services to the registrant (a "Covered Services Provider") if the independent auditors' engagement related directly to the operations and financial reporting of the registrant. The Committee may delegate its responsibility to pre-approve any such audit and permissible non-audit services to the Chairperson of the Committee, and the Chairperson must report to the Committee, at its next regularly scheduled meeting after the Chairperson's pre-approval of such services, his or her decision(s). The Committee may also establish detailed pre-approval policies and procedures for pre-approval of such services in accordance with applicable laws, including the delegation of some or all of the Committee's pre-approval responsibilities to the other persons (other than Gabelli or the registrant's officers). Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the registrant, Gabelli and any Covered Services Provider constitutes not more than 5% of the total amount of revenues paid by the registrant to its independent auditors during the fiscal year in which the permissible non-audit services are provided; (ii) the permissible non-audit services were not recognized by the registrant at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee or Chairperson prior to the completion of the audit.

   (e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

                           (b) N/A

                           (c) 100%

                           (d) N/A

     (f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was zero percent (0%).

     (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 in 2004 and $0 in 2003.

     (h) The registrant's audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. SCHEDULE OF INVESTMENTS

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.



ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Board of Trustees has a Nominating Committee comprised of three "non-interested" (as such term is defined by the Investment Company Act of 1940, as amended) Trustees, namely Anthony J. Colavita, James P. Conn and Salvatore J. Zizza. The Nominating Committee is responsible for identifying individuals believed to be qualified to become Board members in the event that a position is vacated or created. The Nominating Committee will consider Trustee candidates recommended by shareholders. In considering candidates submitted by shareholders, the Nominating Committee will take into consideration the needs of the Board of Trustees, the qualifications of the candidate and the interests of shareholders. The Nominating Committee may also take into consideration the number of shares held by the recommending shareholder and the length of time that such shares have been held. To have a candidate considered by the Nominating Committee, a shareholder must submit the recommendation in writing and must include the following information:



   o The name of the shareholder and evidence of the person's ownership of shares of the Fund, including the number of shares owned and the length of time of ownership;
   o The name of the candidate, the candidate's resume or a listing of his or her qualifications to be a Trustee of the Fund and the person's consent to be named as a Trustee if selected by the Nominating Committee and nominated by the Board of Trustees; and
   o If requested by the Nominating Committee, a completed and signed Trustees questionnaire.


The shareholder recommendation and information described above must be sent to the Fund's Secretary c/o Gabelli Funds, LLC, James E. McKee, and must be received by the Secretary no less than 120 days prior to the anniversary date of the Fund's most recent annual meeting of shareholders or, if the meeting has moved by more than 30 days, a reasonable amount of time before the meeting.



The Nominating Committee believes that the minimum qualifications for serving as a Trustee of the Fund are that the individual demonstrate, by significant accomplishment in his or her field, an ability to make a meaningful contribution to the Board of Trustees' oversight on the business and affairs of the Fund and have an impeccable record and reputation for honest and ethical conduct in both his or her professional and personal activities. In addition, the Nominating Committee examines a candidate's specific experiences and skills, time availability in light of other commitments, potential conflicts of interest and independence from management and the Fund. The Nominating Committee also seeks to have the Board of Trustees represent a diversity of backgrounds and experience.



The Fund's Nominating Committee has adopted a Nominating Committee Charter.

ITEM 11. CONTROLS AND PROCEDURES.

   (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


   (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

   (a)(1) Code of ethics, that is the subject of disclosure required by Item 2, filed as exhibit (a)(1) to the Registrant's Form N-CSR, filed on March 10, 2004 (Accession No. 0000935069-04-000467).

   (a)(2)  Certifications  pursuant  to Rule  30a-2(a)  under  the  1940 Act and
           Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

   (a)(3)  Not applicable.


   (b)     Certifications  pursuant  to Rule  30a-2(b)  under  the  1940 Act and
           Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)               The Gabelli Growth Fund
            --------------------------------------------------------------------
By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date     March 9, 2005
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer
                           & Principal Financial Officer

Date     March 9, 2005
    ----------------------------------------------------------------------------

* Print the name and title of each signing officer under his or her signature.